Debt - Carrying value of debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Total debt	$ 51,100
Less: Current portion of outstanding debt	(50,000)
Total long-term debt	1,100
Fund I Facility
Debt Instrument [Line Items]
Total debt	1,100
Fund II Facility
Debt Instrument [Line Items]
Total debt	20,000
Fund III Facility
Debt Instrument [Line Items]
Total debt	$ 30,000